PIMCO CommodityRealReturn Strategy Portfolio Investment Objectives and Goals - Institutional Class [Member] - PIMCO CommodityRealReturn Strategy Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO CommodityRealReturn® Strategy Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks maximum real return, consistent with prudent investment management.